Annual Total Returns- JPMorgan Large Cap Growth Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Large Cap Growth Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.90%	12.11%	32.69%	10.86%	7.61%	(2.04%)	37.99%	0.32%	39.04%	56.04%